Accounts Receivable and Other	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2021	2020
Trade accounts receivable, gross	$409,198	$410,403

Reserves for sales deductions:
Chargebacks	(119,090)	(104,552)
Other sales deductions	(53,058)	(50,844)
Customer rebates	(22,498)	(17,012)
Allowance for doubtful accounts	(1,013)	(2,774)
Trade accounts receivable, net	$213,539	$235,221

b.	Other receivables and prepaid expenses:

	March 31,
	2021	2020
Government authorities	$26,112	$16,257
Prepaid expenses	12,891	6,638
Due from related parties	9,835	9,074
Advances to suppliers	1,134	1,868
Interest receivable	143	760
Other	3,232	970
	$53,347	$35,567